Subsequent Events (Detail)	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 31, 2017 USD ($) vessel	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 12, 2017 vessel
Aframax Tanker
Subsequent Event [Line Items]
Loss on sale of vessels			$ 200,000	$ 4,600,000
Scenario, Forecast
Subsequent Event [Line Items]
Impairment loss		$ 20,000,000
Scenario, Forecast | Aframax Tanker
Subsequent Event [Line Items]
Loss on sale of vessels		$ 4,200,000
Subsequent Event
Subsequent Event [Line Items]
Sale leaseback transaction	$ 153,000,000
Sale leaseback term	12 years
Average rate per day	$ 11,100
Subsequent Event | Aframax Tanker
Subsequent Event [Line Items]
Number of vessels | vessel					1
Subsequent Event | Suezmax tankers
Subsequent Event [Line Items]
Number of vessels | vessel	4